SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund

June 30, 2024 (Unaudited)
Principal Amount		Value
Corporate Bonds — 30.58%
Communications — 0.88%
$2,500,000	Vodafone Group Plc, 4.38%, 5/30/28	$2,447,419

Consumer, Non-cyclical — 20.62%
545,000	AbbVie, Inc., 3.60%, 5/14/25	536,140
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	2,003,533
1,525,000	Amgen, Inc., 4.20%, 2/22/52	1,204,996
3,500,000	Amgen, Inc., 5.25%, 3/2/33	3,489,670
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,564,171
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	413,539
2,650,000	Astrazeneca Finance LLC, 5.00%, 2/26/34	2,634,691
2,500,000	Baxalta, Inc., 4.00%, 6/23/25	2,463,223
2,780,000	Becton Dickinson & Co., 5.08%, 6/7/29	2,777,420
2,500,000	Bristol-Myers Squibb Co., 4.90%, 2/22/29	2,494,830
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	887,248
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	60,997
3,100,000	Elevance Health, Inc., 5.15%, 6/15/29	3,108,381
1,850,000	EMD Finance LLC, 3.25%, 3/19/25(a)	1,817,371
1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	1,458,835
2,500,000	GlaxoSmithKline Capital, Inc., 3.88%, 5/15/28	2,413,917
2,114,000	Haleon US Capital LLC, 3.63%, 3/24/32	1,892,607
2,250,000	IQVIA, Inc., 6.25%, 2/1/29	2,312,658
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	313,718
2,625,000	Johnson & Johnson, 4.80%, 6/1/29	2,644,556
2,500,000	Kenvue, Inc., 5.00%, 3/22/30	2,508,758
1,200,000	Mary Free Bed Rehabilitation Hospital, Series 2021, 3.79%, 4/1/51	864,464
150,000	Mass General Brigham, Inc., Series 2020, 3.19%, 7/1/49	104,953
250,000	Medtronic, Inc., 4.38%, 3/15/35	235,412
2,600,000	Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43	2,472,016
2,500,000	Reckitt Benckiser Treasury Services Plc, 3.00%, 6/26/27(a)	2,354,822
2,000,000	Revvity, Inc., 3.63%, 3/15/51	1,389,561
1,940,000	Royalty Pharma Plc, 5.15%, 9/2/29	1,923,619
1,665,000	Solventum Corp., 5.45%, 2/25/27(a)	1,663,761
2,000,000	Southeast Alaska Regional Health Consortium, 2.26%, 7/1/31	1,655,172
2,250,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	1,842,037
100,000	Trinity Health Corp., 4.13%, 12/1/45	84,253
2,500,000	UnitedHealth Group, Inc., 4.90%, 4/15/31	2,476,296
		57,067,625
Financial — 5.04%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	311,909
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	237,792
2,375,000	BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30	2,047,882
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,358,161

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	$236,243
2,100,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	1,729,142
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	573,808
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,184,772
2,000,000	National Community Renaissance of California, Series 2022, 3.27%, 12/1/32	1,856,481
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,027,080
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,387,743
		13,951,013
Government — 0.42%
1,200,000	African Development Bank, 5.75%, (b),(c)	1,156,969

Industrial — 1.53%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,319,746
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	914,813
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	895,374
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	59,258
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	40,074
		4,229,265
Utilities — 2.09%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,000,636
1,534,000	Avangrid, Inc., 3.15%, 12/1/24	1,516,070
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,255,757
		5,772,463

Total Corporate Bonds		84,624,754
(Cost $89,953,054)
U.S. Government Agency Backed Mortgages — 30.27%
Fannie Mae — 20.95%
3,000,000	(TBA), 2.00%, 7/15/54	2,346,153
50,000	Pool #AN0360, 3.95%, 12/1/45	41,987
2,206,198	Pool #AN0509, 2.72%, 3/1/26	2,118,866
88,541	Pool #AN7868, 3.06%, 12/1/27	83,787
9,361	Pool #BJ0657, 4.00%, 2/1/48	8,695
26,274	Pool #BJ2670, 4.00%, 4/1/48	24,406
52,322	Pool #BJ3178, 4.00%, 11/1/47	48,736
36,134	Pool #BJ5158, 4.00%, 4/1/48	33,565
41,436	Pool #BJ9439, 4.00%, 2/1/48	38,499
47,877	Pool #BJ9477, 4.00%, 4/1/48	44,483
46,414	Pool #BK7924, 4.00%, 11/1/48	43,124
21,074	Pool #BO1263, 3.50%, 6/1/49	18,993
673,034	Pool #BP3417, 2.50%, 5/1/51	552,591
147,266	Pool #BP8741, 2.50%, 6/1/50	121,350
234,809	Pool #BQ7523, 2.00%, 11/1/50	185,076

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$326,716	Pool #BQ7524, 2.50%, 10/1/50	$270,899
1,411,941	Pool #BR2051, 2.50%, 6/1/51	1,158,831
300,000	Pool #BS0915, 1.62%, 3/1/31	240,109
3,500,000	Pool #BS1730, 1.53%, 4/1/28	3,104,919
1,575,000	Pool #BS9741, 5.16%, 10/1/28	1,594,147
8,276,925	Pool #BT1616, 2.00%, 4/1/51	6,521,974
1,456,289	Pool #BT8237, 4.00%, 6/1/52	1,332,559
3,500,000	Pool #BZ0523, 4.50%, 2/1/29	3,459,017
2,549,406	Pool #BZ0624, 4.87%, 3/1/29	2,555,707
42,853	Pool #CA1066, 4.00%, 1/1/48	39,829
21,322	Pool #CA1068, 3.50%, 1/1/48	19,202
34,704	Pool #CA2595, 4.50%, 11/1/48	33,213
63,739	Pool #CA2912, 4.00%, 12/1/48	59,272
43,797	Pool #CA3132, 4.00%, 2/1/49	40,663
43,474	Pool #CA3174, 4.00%, 2/1/49	40,393
259,559	Pool #CA3451, 3.50%, 5/1/49	232,493
187,595	Pool #CA3456, 3.50%, 5/1/49	168,221
338,488	Pool #CA9048, 2.00%, 2/1/51	266,520
982,617	Pool #CB0480, 2.50%, 5/1/51	806,726
565,062	Pool #CB0576, 2.50%, 5/1/51	466,251
1,437,710	Pool #CB2761, 3.00%, 2/1/52	1,227,114
2,247,512	Pool #CB3227, 3.50%, 3/1/52	1,989,867
2,751,557	Pool #CB3764, 4.00%, 6/1/52	2,517,778
1,944,131	Pool #CB3797, 4.00%, 6/1/52	1,778,954
2,103,587	Pool #CB4272, 4.50%, 7/1/52	1,984,773
1,965,197	Pool #CB4314, 4.50%, 8/1/52	1,854,199
1,926,631	Pool #CB4463, 4.50%, 8/1/52	1,817,505
1,976,843	Pool #CB4767, 5.00%, 9/1/52	1,913,919
2,176,358	Pool #CB4967, 5.50%, 10/1/52	2,149,448
1,478,955	Pool #CB5166, 6.00%, 11/1/52	1,482,680
546,655	Pool #CB5202, 6.50%, 11/1/52	556,126
1,074,049	Pool #CB5220, 6.50%, 12/1/52	1,092,963
1,357,940	Pool #CB6607, 5.50%, 7/1/53	1,339,017
1,896,483	Pool #CB6783, 5.00%, 7/1/53	1,833,083
2,022,692	Pool #CB6784, 5.50%, 7/1/53	1,998,474
2,099,387	Pool #CB6826, 5.50%, 7/1/53	2,074,121
2,213,522	Pool #CB7160, 6.50%, 9/1/53	2,251,883
		57,983,160
FNMA, TBA — 0.89%
2,500,000	4.97%, 11/1/28(d)	2,458,789
Freddie Mac — 7.99%
38,090	Pool #Q59453, 4.00%, 11/1/48	35,430
193,349	Pool #QB5731, 2.00%, 11/1/50	152,397
192,071	Pool #QB5732, 2.50%, 11/1/50	158,032
866,309	Pool #QC3844, 2.00%, 6/1/51	680,949
249,083	Pool #QC3845, 2.50%, 6/1/51	204,354

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$957,832	Pool #QC7895, 2.00%, 9/1/51	$751,779
771,234	Pool #QE4428, 4.00%, 6/1/52	705,708
1,936,938	Pool #QE6510, 4.50%, 7/1/52	1,830,572
2,085,082	Pool #QG5944, 5.00%, 6/1/53	2,016,794
50,329	Pool #RA1713, 3.00%, 11/1/49	43,423
78,539	Pool #RA1714, 3.00%, 11/1/49	67,761
131,968	Pool #RA2256, 3.00%, 3/1/50	113,780
174,300	Pool #RA2340, 3.00%, 3/1/50	150,223
163,813	Pool #RA2395, 2.50%, 4/1/50	135,198
389,036	Pool #RA2575, 2.50%, 5/1/50	320,812
136,301	Pool #RA2727, 2.00%, 5/1/50	107,698
135,119	Pool #RA2728, 2.50%, 5/1/50	111,382
344,259	Pool #RA2740, 2.50%, 6/1/50	285,978
289,987	Pool #RA3680, 2.50%, 9/1/50	238,775
195,690	Pool #RA3751, 2.00%, 10/1/50	155,301
330,501	Pool #RA4503, 2.00%, 2/1/51	260,231
306,300	Pool #RA4927, 2.00%, 3/1/51	240,906
454,616	Pool #RA5020, 2.00%, 4/1/51	357,433
1,195,624	Pool #RA5195, 2.50%, 5/1/51	976,043
828,573	Pool #RA5197, 2.50%, 5/1/51	680,296
453,998	Pool #RA5237, 2.50%, 5/1/51	372,872
1,369,154	Pool #RA5571, 2.50%, 7/1/51	1,122,867
209,460	Pool #RA5621, 2.50%, 8/1/51	171,782
693,197	Pool #RA5701, 2.00%, 8/1/51	544,073
186,792	Pool #RA5874, 2.50%, 9/1/51	153,076
2,275,385	Pool #RA6108, 3.50%, 3/1/52	2,014,721
1,857,171	Pool #RA6760, 3.00%, 2/1/52	1,585,133
2,024,855	Pool #RA7454, 4.00%, 6/1/52	1,852,818
1,652,010	Pool #RA7714, 4.50%, 7/1/52	1,558,950
44,539	Pool #V84506, 4.00%, 7/1/48	41,428
41,197	Pool #V84836, 4.00%, 11/1/48	38,318
60,159	Pool #V85365, 3.50%, 4/1/49	54,332
174,803	Pool #V85381, 3.50%, 4/1/49	156,963
36,157	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(e)	34,377
53,041	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(e)	49,789
46,251	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(e)	43,600
131,651	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(e)	123,197
1,192,741	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(e)	1,107,269
62,498	Series KF57, Class A, (SOFR30A + 0.654%), 5.98%, 12/25/28(f)	62,696
307,929	Series Q014, Class A1, 1.56%, 1/25/36	246,036
		22,115,552
Ginnie Mae — 0.08%
96,306	Pool #AC3667, 1.66%, 8/15/26	90,780
21,204	Pool #BB3740, 4.00%, 11/15/47	19,863
55,753	Pool #BE3008, 4.00%, 4/20/48	52,147

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$28,884	Series 2018-2, Class AD, 2.40%, 3/16/59	$25,138
20,753	Series 2018-26, Class AD, 2.50%, 3/16/52	19,159
		207,087
Small Business Administration — 0.17%
281,351	Pool #130612, 10.63%, 5/25/34	307,847
149,263	Pool #530566, (Prime Index + 1.625%), 10.13%, 5/25/34(f)	168,157
		476,004
U.S. International Development Finance Corp. — 0.19%
500,000	Series AA-1, 0.00%, 1/17/26(g)	531,998

Total U.S. Government Agency Backed Mortgages		83,772,590
(Cost $90,626,330)
Municipal Bonds — 14.84%
Alabama — 0.21%
730,000	Water Works Board of the City of Birmingham Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	580,599

Arizona — 0.32%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	679,429
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	213,241
		892,670
Arkansas — 0.03%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	93,077

California — 4.62%
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	221,234
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	691,533
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	785,066
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	354,851
100,000	City & County of San Francisco GO, 1.95%, 6/15/27	92,553
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	93,462
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	330,151
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	628,448
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	242,530
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	96,890

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	$189,735
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,444,888
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	145,487
150,000	Kern Community College District GO, 2.54%, 11/1/26	141,710
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	213,405
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	247,668
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	411,527
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	406,392
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	577,339
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	193,772
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	212,978
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	819,769
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	615,057
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	113,049
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	101,420
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	329,599
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	853,726
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	735,598
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	546,127
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	90,957
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	291,888
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	288,045
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	285,558
		12,792,412
Colorado — 0.11%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	49,496
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	243,133
		292,629

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
Connecticut — 0.15%
$325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	$289,045
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	134,609
		423,654
District of Columbia — 0.75%
340,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.05%, 3/1/25, (Credit Support: FHA)	330,304
155,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.15%, 9/1/25, (Credit Support: FHA)	147,806
350,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.20%, 3/1/26, (Credit Support: FHA)	328,136
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.50%, 3/1/27, (Credit Support: FHA)	178,142
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	175,959
200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	178,373
135,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.75%, 9/1/28, (Credit Support: FHA)	118,858
140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	120,796
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	493,743
		2,072,117
Florida — 0.64%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,757,223

Georgia — 0.26%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	259,166
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	74,211
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	399,072
		732,449
Hawaii — 0.31%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	614,124
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	230,295
		844,419
Idaho — 0.13%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	351,563

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
Iowa — 0.04%
$100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 7/29/24 @ 100	$97,497

Maryland — 0.07%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	199,884

Massachusetts — 0.50%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	539,889
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	853,045
		1,392,934
Michigan — 0.73%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	630,300
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,099,139
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	90,357
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	188,591
		2,008,387
Nebraska — 0.12%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	93,002
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 7/29/24 @ 100	236,218
		329,220
Nevada — 0.08%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	229,148

New York — 0.32%
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	489,446
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	402,379
		891,825
Ohio — 0.07%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	125,747
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	65,422
		191,169

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
Oklahoma — 0.48%
$715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	$658,759
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	674,459
		1,333,218
Oregon — 0.57%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	311,401
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	268,683
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	312,288
700,000	State of Oregon GO, Series B, 3.89%, 5/1/30	671,790
		1,564,162
Pennsylvania — 1.11%
1,750,000	City of Philadelphia Water & Wastewater Revenue, Series B, 1.49%, 7/1/27	1,589,015
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	175,747
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	722,399
500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.38%, 9/1/25	475,990
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	95,356
		3,058,507
Rhode Island — 0.88%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,107,707
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	327,977
150,000	Rhode Island Infrastructure Bank Revenue, 2.70%, 10/1/28	138,357
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	871,584
		2,445,625
Tennessee — 0.05%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	145,129

Texas — 1.11%
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	233,411
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	162,457
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	271,344
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	597,974
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	652,757
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	318,496

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	$252,858
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	201,657
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	113,737
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	256,994
		3,061,685
Utah — 0.17%
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	461,764

Vermont — 0.03%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	92,811

Washington — 0.98%
2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	2,438,838
300,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project Revenue, 1.90%, 1/1/27	279,225
		2,718,063

Total Municipal Bonds		41,053,840
(Cost $47,404,215)
Asset Backed Securities — 11.21%
2,065,000	DEXT ABS 2023-1 LLC, 7.13%, 9/15/32(a)	2,126,222
1,550,000	Dext ABS LLC, Series 2021-1, Class D, 2.81%, 3/15/29(a)	1,393,821
1,430,000	Dext ABS LLC, Series 2023-1, Class D, 8.82%, 3/15/33(a)	1,507,157
1,758,000	Dext ABS LLC, Series 2023-2, Class D, 8.30%, 5/15/34(a)	1,756,543
423,028	Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.22%, 5/17/27(a)	416,004
3,488,537	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28(a)	3,531,968
1,000,000	Lendbuzz Securitization Trust, Series 2024-1A, Class B, 6.58%, 9/15/29(a)	1,003,330
1,200,000	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29(a)	1,197,439
750,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29(a)	751,476
3,232,240	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(a)	2,995,524
915,038	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(a)	773,692
1,368,370	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(a)	1,050,584
836,164	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(a)	688,146
209,041	Sunnova Helios VII Issuer LLC, Series 2021-C, Class C, 2.63%, 10/20/48(a)	123,469

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$1,937,402	Sunnova Helios XI Issuer LLC, Series 2023-A, Class B, 5.60%, 5/20/50(a)	$1,880,488
2,424,483	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 2/20/51(a)	2,211,353
3,814,001	Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(a)	2,314,774
883,912	Tesla Auto Lease Trust, Series 2021-B, Class C, 1.12%, 9/22/25(a)	881,516
2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(a)	1,994,587
2,400,000	Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(a)	2,413,481

Total Asset Backed Securities		31,011,574
(Cost $32,573,086)
U.S. Government Agency Obligations — 2.96%
Small Business Administration — 1.70%
244,717	Certificate of Originator’s Fee, 0.03%, 4/15/31(d),(f)	122
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(d),(f)	1,704
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(d),(f)	1,311
108,364	Certificate of Originator’s Fee, 0.23%, 1/1/34(d)	536
179,309	Certificate of Originator’s Fee, 0.23%, 3/1/34(d)	888
164,250	Certificate of Originator’s Fee, 0.23%, 3/1/34(d)	813
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(d)	928
187,500	Certificate of Originator’s Fee, 0.23%, 4/1/34(d)	928
135,000	Certificate of Originator’s Fee, 0.23%, 4/1/34(d)	668
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(d),(f)	2,778
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(d)	3,509
85,000	Certificate of Originator’s Fee, 0.48%, 4/1/34(d)	878
48,450	Certificate of Originator’s Fee, 0.48%, 4/1/34(d)	501
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(d),(f)	3,896
132,635	Certificate of Originator’s Fee, 0.73%, 2/28/34(d)	2,210
262,500	Certificate of Originator’s Fee, 0.73%, 3/26/34(d)	4,373
262,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(d)	4,373
187,500	Certificate of Originator’s Fee, 0.73%, 3/28/34(d)	3,124
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(d),(f)	2,878
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(d),(f)	17,435
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(d),(f)	6,393
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(d),(f)	1,337
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(d),(f)	10,608
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(d)	6,934
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(d)	5,396
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(d)	2,788
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(d),(f)	30,661
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(d),(f)	14,253
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(d),(f)	39,972
212,509	Certificate of Originator’s Fee, 1.73%, 9/8/33(d)	8,390

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$197,638	Certificate of Originator’s Fee, 1.73%, 10/27/33(d)	$7,803
149,272	Certificate of Originator’s Fee, 1.98%, 8/10/33(d)	6,745
127,500	Certificate of Originator’s Fee, 1.98%, 11/16/33(d)	5,761
129,939	Certificate of Originator’s Fee, 1.98%, 12/12/33(d)	5,872
186,547	Certificate of Originator’s Fee, 1.98%, 12/18/33(d)	8,430
27,790	(TBA), 5.27%, 3/30/28(d),(f)	30,876
13,255	(TBA), 5.58%, 9/23/25(d),(f)	14,550
17,203	(Prime Index - 2.500%), 6.00%, 2/25/28(f)	17,223
68,068	(Prime Index - 2.500%), 6.00%, 4/25/44(f)	68,374
75,684	7.08%, 7/25/30	74,474
33,982	(Prime Index - 0.675%), 7.83%, 9/25/43(f)	35,461
144,153	(Prime Index - 0.675%), 7.83%, 11/25/45(f)	151,542
157,047	(Prime Index + 0.120%), 8.62%, 1/25/46(f)	168,937
186,918	(Prime Index + 0.325%), 8.83%, 6/25/31(f)	194,698
283,088	(Prime Index + 0.325%), 8.83%, 7/25/31(f)	297,170
287,974	(Prime Index + 0.325%), 8.83%, 2/25/32(f)	303,216
63,036	(Prime Index + 0.325%), 8.83%, 9/25/44(f)	67,564
791,813	(Prime Index + 0.325%), 8.83%, 8/25/46(f)	852,333
464,078	(Prime Index + 0.375%), 8.88%, 10/25/31(f)	486,645
535,301	(Prime Index + 0.375%), 8.88%, 8/25/46(f)	570,457
30,807	9.08%, 9/25/29	31,562
155,934	(Prime Index + 0.575%), 9.08%, 4/25/31(f)	163,235
23,808	(Prime Index + 0.592%), 9.09%, 3/25/43(f)	25,362
15,265	(Prime Index + 0.700%), 9.20%, 2/25/28(f)	15,700
378,499	(Prime Index + 0.825%), 9.33%, 9/25/31(f)	400,114
283,609	(Prime Index + 0.875%), 9.38%, 1/25/32(f)	302,175
17,855	(Prime Index + 1.007%), 9.51%, 11/25/28(f)	18,567
38,324	(Prime Index + 1.224%), 9.72%, 6/25/29(f)	40,206
47,525	(Prime Index + 1.575%), 10.08%, 7/25/30(f)	50,196
44,399	(Prime Index + 2.325%), 10.83%, 10/25/30(f)	47,395
67,184	(Prime Index + 2.325%), 10.83%, 1/25/31(f)	73,076
		4,716,304
U.S. International Development Finance Corp. — 1.26%
1,000,000	1.44%, 4/15/28	905,075
500,000	1.65%, 4/15/28	455,678
2,119,890	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 7/7/40(f)	2,119,890
		3,480,643

Total U.S. Government Agency Obligations		8,196,947
(Cost $8,616,848)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
Collateralized Mortgage Obligation — 0.99%
$2,800,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 7.42%, 1/17/39(a),(f)	$2,737,636

Total Collateralized Mortgage Obligation		2,737,636
(Cost $2,787,577)

Commercial Paper — 4.49%
5,000,000	Baptist Healthcare System Obligated Group, 5.44%, 7/25/24(d),(h)	4,978,922
2,500,000	Duke University Health System Inc., 5.48%, 9/30/24(h)	2,464,266
5,000,000	Trinity Health Corp., 5.48%, 7/8/24(h)	4,992,638

Total Commercial Paper		12,435,826
(Cost $12,442,507)

Shares		Value
Investment Company — 4.51%
12,481,031	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(i)	12,481,031

Total Investment Company		12,481,031
(Cost $12,481,031)

Total Investments		$276,314,198
(Cost $296,884,648) — 99.85%
Other assets in excess of liabilities — 0.15%		421,052
NET ASSETS — 100.00%		$276,735,250

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(c)	Perpetual security with no stated maturity date.
(d)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	Floating rate note. Rate shown is as of report date.
(g)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(h)	The rate represents effective yield at the time of purchase.
(i)	Affiliated investment.
Financial futures contracts as of June 30, 2024:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	100	September 2024	$56,183	USD	$20,421,875	Barclays Capital Group
30 Year U.S. Treasury Bond	156	September 2024	198,725	USD	18,456,750	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	158	September 2024	200,222	USD	19,804,313	Barclays Capital Group
Total			$455,130

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	55	September 2024	$24,753	USD	$6,244,219	Barclays Capital Group
5 Year U.S. Treasury Note	117	September 2024	(62,297)	USD	12,469,641	Barclays Capital Group
Total			$(37,544)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Impact Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Abbreviations used are defined below:
AGM - Assured Guaranty Municipal Corp.
BAM - Bank of America
FHA - Insured by Federal Housing Administration
GO - General Obligations
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar